Taxation - Summary of changes in deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	€ (362)	€ (1,227)
Change through equity	(103)	(209)
Change through net result	251	1,059	€ (3,122)
Exchange rate differences	6	10
Changes in the composition of the group and other changes		5
Net liability (-) Net asset (+) ending balance	(208)	(362)	(1,227)
– Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(1,447)	(2,652)
Net liability (-) Net asset (+) ending balance	(1,209)	(1,447)	(2,652)
– Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	1,085	1,425
Net liability (-) Net asset (+) ending balance	1,001	1,085	1,425
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(362)	(1,227)
Net liability (-) Net asset (+) ending balance		(362)	(1,227)
Unused tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	209	327
Change through equity
Change through net result	(128)	(128)
Exchange rate differences	3	11
Changes in the composition of the group and other changes		(1)
Net liability (-) Net asset (+) ending balance	85	209	327
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	48	59
Change through equity
Change through net result	12	(12)
Exchange rate differences	1	(3)
Changes in the composition of the group and other changes	1	4
Net liability (-) Net asset (+) ending balance	62	48	59
Pension and post-employment benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(33)	(54)
Change through equity	6	31
Change through net result	1	(7)
Exchange rate differences	(5)	(4)
Changes in the composition of the group and other changes	(1)
Net liability (-) Net asset (+) ending balance	(32)	(33)	(54)
Loans and advances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	475	612
Change through equity		8
Change through net result	(49)	(140)
Exchange rate differences		(6)
Changes in the composition of the group and other changes		2
Net liability (-) Net asset (+) ending balance	427	475	612
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	502	752
Change through equity	(138)	(251)
Change through net result
Exchange rate differences	(1)	1
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	363	502	752
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(13)	(13)
Change through equity
Change through net result	(9)	(6)
Exchange rate differences		3
Changes in the composition of the group and other changes		4
Net liability (-) Net asset (+) ending balance	(22)	(13)	(13)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(154)	(251)
Change through equity	(41)	13
Change through net result	(9)	90
Exchange rate differences	(5)	(2)
Changes in the composition of the group and other changes	1	(4)
Net liability (-) Net asset (+) ending balance	(208)	(154)	(251)
Financial assets at FVOCI
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	64	81
Change through equity	70	(10)
Change through net result	(8)	(3)
Exchange rate differences		(4)
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	126	64	81
Financial assets and liabilities at FVPL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net liability (-) Net asset (+) opening balance	(1,461)	(2,739)
Change through equity
Change through net result	441	1,264
Exchange rate differences	12	13
Changes in the composition of the group and other changes
Net liability (-) Net asset (+) ending balance	€ (1,008)	€ (1,461)	€ (2,739)